INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Peru
Functional currency		US$
Percentage of ownership		99.81%	99.81%
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Chile
Functional currency		US$
Percentage of ownership		99.89395%	99.89395%
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	[1]	Argentina
Functional currency	[1]	ARS
Percentage of ownership	[1]	100.00%	99.9837%
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Chile
Functional currency		US$
Percentage of ownership		100.00%	100.00%
Latam Airlines Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Ecuador
Functional currency		US$
Percentage of ownership		100.00%	100.00%
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Colombia
Functional currency		COP
Percentage of ownership		99.2012%	99.19414%
TAM S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation		Brazil
Functional currency		BRL
Percentage of ownership		100.00%	99.99938%

[1]	See Note 1